Significant Accounting Policies - Summary of Cosan's Subsidiaries (Parenthetical) (Detail) - BRL (R$) R$ in Thousands					12 Months Ended
	Dec. 12, 2017	Dec. 11, 2017	Jun. 30, 2017	Jun. 29, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Ownership percentage			63.11%
Net proceeds in Sales of stock in subsidiary			R$ (6,690)
Uncovered liabilities					R$ 92,823
Stake rate	79.87%	63.11%	58.21%	62.29%
Rumo S.A. [member]
Disclosure of subsidiaries [line items]
Financial investments in securities					26,732,274
Ownership percentage					1.71%	0.86%